INCOME TAXES - Current and deferred portion (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Current tax expenses	¥ 2
Over-provision in prior year			¥ (1,057)	¥ (125)
Deferred tax benefits	(68)		(58)	(74)
Income tax (benefits) expenses	¥ (66)	$ (10)	¥ (1,115)	¥ (199)